================================================================================

                           LAKE SHORE FAMILY OF FUNDS
                           --------------------------


                             LAKE SHORE EQUITY FUND


                                  ANNUAL REPORT
                                December 31, 2002



    INVESTMENT ADVISER                                     ADMINISTRATOR
    ------------------                                     -------------
LAKE SHORE FUND GROUP, LLC                        INTEGRATED FUND SERVICES, INC.
   8280 Montgomery Road                               221 East Fourth Street
         Suite 302                                          Suite 300
  Cincinnati, Ohio 45236                              Cincinnati, Ohio 45202
      1.513.794.1440                                      1.800.266.9532

================================================================================

Dear Fellow Shareholders,

The major stock market indices were able to rally in the fourth quarter, but their recovery was not enough to overcome the decline in the first three quarters of the year. The table below highlights the indices' total return performance for all of 2002:

                    Dow Jones Industrials     -15.0%
                    S&P 500                   -22.1%
                    NASD Composite            -31.5%

When the stock market dropped through July of 2002, many of the conditions that are prevalent at major bottoms were present. After rallying for roughly six weeks, the market again turned down into a low in October. With that decline, there were a number of "positive divergences", i.e. technical readings of the market that were not as negative in October as they had been in July, despite lower prices in the major stock market indices. We believed that the market had undergone a successful test of the July lows.

October is historically a weak month, but during October of 2002, the stock market rose strongly. Conversely, December is normally a strong month, but 2002 closed on a weak note. Overall, our fund rose during the fourth quarter, but not as strongly as the major market indices. This is attributable to the fact that we had not held those issues that had fallen significantly earlier in the year, and it was those stocks that rebounded the most late in the year.

The stock market continues to be impacted by the uncertainty of the economic recovery and the relative growth in corporate profits. Below are two charts of interest rates that have traditionally been good predictors of an economic rebound.

The first chart shows the ratio of long-term interest rates to short-term interest rates. High readings indicate that the relationship is "normal", i.e., long-term interest rates are higher than short-term interest rates. Historically, the higher the number, the greater the likelihood of rising economic output. At the present time, with the record spread between short- and long-term interest rates, there should be significant incentive for economic growth.

         RATIO OF LONG-TERM INTEREST RATES TO SHORT-TERM INTEREST RATES

                               [GRAPHIC OMITTED]

The chart below shows the relationship between short-term interest rates and the rate of inflation. This chart measures the cost of borrowing funds in relation to the degree of inflation in the economy. The higher the number, the more expensive it is to borrow money, and the greater the dampening effect on the economy. Conversely, a lower number indicates that it is less expensive to borrow money and should suggest that conditions are favorable for expansion. Currently, the after-inflation cost of funds is negative. This is the first time that this relationship has been this attractive since the early-1990's, and should imply a favorable environment for economic expansion.

               SHORT-TERM INTEREST RATES MINUS RATE OF INFLATION

                               [GRAPHIC OMITTED]

In spite of these indications of beneficial conditions, corporate America is reluctant to commit to long-term capital investments. This is due to an overhang of capacity following the overspending of several years ago, and the uncertainty in regard to the war on terrorism and other geopolitical concerns. In addition, there is less incentive to invest until there is more certainty that a permanent tax structure will be put in place.

While we remain near a fully invested position, we continue to view the stock market with a cautious eye. As with the economic factors, those indicators that historically have suggested a favorable market environment are in place, but the market is not responding as should be expected. As a result, we will continue to remain flexible in our overall approach by possibly moving to a higher percentage of cash in our portfolio and watching for signs of deterioration in individual holdings.

Because the stock market has not exhibited the ability to sustain an upward trend, we are more likely to raise our cash position into a rising market until it appears that this upward momentum can be maintained.

It would be out-of-the-ordinary for the market to record a fourth consecutive down year, particularly in the third year of the presidential cycle, but we need more conviction that conditions are returning to normal, or have been completely discounted by the market, before we would rule out any possibility.


Sincerely,


Gregory J. Bauer, CFA
Chairman

        Comparison of the Change in Value of a $10,000 Investment in the Lake Shore Equity Fund and the S&P 500 Index

--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]

                                                   12/31/02
                                                   --------
                      Lake Shore Equity Fund        $ 9,030
                      S&P 500 Index                 $ 7,809

                           --------------------------
                             Lake Shore Equity Fund
                          Average Annual Total Return*

                            1 Year   Since Inception**
                           (13.65%)       (2.09%)
                           --------------------------

           Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

* The average annual total returns shown above are adjusted for the maximum applicable sales charge of 5:00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**   Initial public offering of shares was March 2, 1998.

                             LAKE SHORE EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


ASSETS
  Investment securities, at market value (Cost $1,089,675)         $  1,139,055
  Dividends and interest receivable                                         587
  Receivable from Adviser                                                73,352
  Other assets                                                            1,136
                                                                   ------------
    TOTAL ASSETS                                                      1,214,130
                                                                   ------------

LIABILITIES
  Payable to Affiliates                                                   4,200
  Accrued expenses                                                       18,897
                                                                   ------------
    TOTAL LIABILITIES                                                    23,097
                                                                   ------------

NET ASSETS                                                         $  1,191,033
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $  1,917,462
Accumulated net realized losses from security transactions             (775,809)
Net unrealized appreciation on investments                               49,380
                                                                   ------------
NET ASSETS                                                         $  1,191,033
                                                                   ============

Shares of beneficial interest outstanding (Unlimited number
  of shares authorized, no par value)                                   166,659
                                                                   ============

Net asset value and redemption price per share                     $       7.15
                                                                   ============

Maximum offering price per share                                   $       7.53
                                                                   ============

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2002


INVESTMENT INCOME
  Dividends                                                        $     27,798
  Interest                                                                  585
                                                                   ------------
    TOTAL INVESTMENT INCOME                                              28,383
                                                                   ------------

EXPENSES
  Accounting services fees                                               24,000
  Investment advisory fees                                               17,954
  Transfer agent fees                                                    14,400
  Administrative services fees                                           12,000
  Professional fees                                                      11,435
  Insurance expense                                                       9,900
  Custodian fees                                                          8,441
  Postage and supplies                                                    5,671
  Shareholder report costs                                                4,803
  Trustees' fees and expenses                                             4,750
  Amortization of organization expenses                                   4,433
  Distribution expense                                                    4,427
  Registration fees                                                       4,211
  Pricing costs                                                           1,200
                                                                   ------------
    TOTAL EXPENSES                                                      127,625
  Fees waived and expenses reimbursed by the Adviser                    (74,197)
                                                                   ------------
    NET EXPENSES                                                         53,428
                                                                   ------------

NET INVESTMENT LOSS                                                     (25,045)
                                                                   ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
  Net realized losses from security transactions                        (22,388)
  Net change in unrealized appreciation/
    depreciation on investments                                        (159,155)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                      (181,543)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $   (206,588)
                                                                   ============

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         For the          For the
                                                                           Year             Year
                                                                          Ended            Ended
                                                                       December 31,     December 31,
                                                                           2002             2001
                                                                       ------------     ------------
FROM OPERATIONS
  Net investment loss                                                  $    (25,045)    $    (28,193)
  Net realized losses from security transactions                            (22,388)        (600,443)
  Net change in unrealized appreciation/depreciation on investments        (159,155)         318,357
                                                                       ------------     ------------
Net decrease in net assets from operations                                 (206,588)        (310,279)
                                                                       ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
      From net realized gains                                                    --           (1,581)
                                                                       ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                  77,064          132,499
  Net asset value of shares issued in
    reinvestment of distributions to shareholders                                --            1,474
  Payment for shares redeemed                                              (772,461)        (158,182)
                                                                       ------------     ------------
Net decrease in net assets from capital share transactions                 (695,397)         (24,209)
                                                                       ------------     ------------

TOTAL DECREASE IN NET ASSETS                                               (901,985)        (336,069)

NET ASSETS
  Beginning of year                                                       2,093,018        2,429,087
                                                                       ------------     ------------
  End of year                                                          $  1,191,033     $  2,093,018
                                                                       ============     ============

CAPITAL SHARE ACTIVITY
  Shares sold                                                                 9,971           15,951
  Shares issued in reinvestment of distributions to shareholders                 --              189
  Shares redeemed                                                          (109,182)         (18,957)
                                                                       ------------     ------------
  Net decrease in shares outstanding                                        (99,211)          (2,817)
  Shares outstanding, beginning of year                                     265,870          268,687
                                                                       ------------     ------------
  Shares outstanding, end of year                                           166,659          265,870
                                                                       ============     ============

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                                     For the         For the         For the         For the         For the
                                                       Year            Year            Year            Year          Period
                                                      Ended           Ended           Ended           Ended           Ended
                                                   December 31,    December 31,    December 31,    December 31,    December 31,
                                                       2002            2001            2000            1999          1998 (a)
                                                    ----------      ----------      ----------      ----------      ----------
Net asset value at beginning of period              $     7.87      $     9.04      $    15.43      $    11.05      $    10.00
                                                    ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
  Net investment income (loss)                           (0.15)          (0.11)          (0.21)          (0.11)           0.08
  Net realized and unrealized gains
    (losses) on investments                              (0.57)          (1.05)          (3.49)           4.76            1.05
                                                    ----------      ----------      ----------      ----------      ----------
Total from investment operations                         (0.72)          (1.16)          (3.70)           4.65            1.13
                                                    ----------      ----------      ----------      ----------      ----------
Less distributions:
  From net investment income                                --              --              --              --           (0.08)
  From net realized gains                                   --           (0.01)          (2.69)          (0.27)             --
                                                    ----------      ----------      ----------      ----------      ----------
Total distributions                                         --           (0.01)          (2.69)          (0.27)          (0.08)
                                                    ----------      ----------      ----------      ----------      ----------

Net asset value at end of period                    $     7.15      $     7.87      $     9.04      $    15.43      $    11.05
                                                    ==========      ==========      ==========      ==========      ==========

Total return (b)                                        (9.15%)        (12.88%)        (24.18%)         42.26%          11.34%(c)
                                                    ==========      ==========      ==========      ==========      ==========

Net assets at end of period                         $1,191,033      $2,093,018      $2,429,087      $3,453,747      $1,588,758
                                                    ==========      ==========      ==========      ==========      ==========

Ratio of gross expenses to average net assets (d)        7.12%           5.94%           3.61%           4.86%          14.24%(e)

Ratio of net expenses to average net assets              2.98%           2.98%           2.98%           2.32%           1.91%(e)

Ratio of net investment income (loss)
  to average net assets                                 (1.40%)         (1.27%)         (1.48%)         (1.06)%          0.71%(e)

Portfolio turnover rate                                    77%            120%            145%             64%              4%(e)

(a) Represents the period from the initial public offering of shares (March 2, 1998) through December 31, 1998.

(b)  Total returns shown exclude the effect of applicable sales loads.

(c)  Not annualized.

(d) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)  Annualized.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 2002

                                                                      Market
  Shares                                                               Value
  ------                                                               -----
             COMMON STOCKS -- 93.6%
             CONSUMER, NON-CYCLICAL -- 29.7%
     3,195   Archer-Daniels-Midland Co.                            $     39,618
       695   Avon Products, Inc.                                         37,440
       840   Boston Scientific Corp.*                                    35,717
       730   Colgate-Palmolive Co.                                       38,274
     1,850   ConAgra Foods, Inc.                                         46,268
       810   HCA Inc.                                                    33,615
       945   PepsiCo, Inc.                                               39,898
       450   Procter & Gamble Co.                                        38,673
     1,600   Sherwin-Williams Co.                                        45,199
                                                                   ------------
                                                                        354,702
                                                                   ------------

             CONSUMER, CYCLICAL -- 20.7%
       610   AutoZone, Inc.*                                             43,097
     2,395   Mattel, Inc.                                                45,863
     1,475   May Department Stores Co.                                   33,896
     3,035   Office Depot, Inc.*                                         44,797
     1,690   R. R. Donnelley & Sons Co.                                  36,791
     1,160   V.F. Corp.                                                  41,818
                                                                   ------------
                                                                        246,262
                                                                   ------------

             INDUSTRIAL -- 14.0%
       780   FedEx Corp.                                                 42,292
       560   Johnson Controls, Inc.                                      44,894
       790   W.W. Grainger, Inc.                                         40,725
     2,520   Worthington Industries, Inc.                                38,405
                                                                   ------------
                                                                        166,316
                                                                   ------------

             FINANCIAL SERVICES -- 12.7%
       525   Bank of America Corp.                                       36,524
       825   Moody's Corp.                                               34,064
       890   Progressive Corp.                                           44,171
       350   SLM Corp.                                                   36,351
                                                                   ------------
                                                                        151,110
                                                                   ------------

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 2002

                                                                      Market
  Shares                                                               Value
  ------                                                               -----
             TECHNOLOGY -- 9.5%
       820   Intuit, Inc.*                                         $     38,474
     2,855   Nextel Communications, Inc. - Class A*                      32,975
     1,010   Zimmer Holdings, Inc.                                       41,936
                                                                   ------------
                                                                        113,385
                                                                   ------------

             UTILITIES -- 7.0%
       805   Entergy Corp.                                               36,700
     1,630   Southern Co.                                                46,276
                                                                   ------------
                                                                         82,976
                                                                   ------------

             TOTAL COMMON STOCKS                                   $  1,114,751
                                                                   ------------

             MONEY MARKETS -- 2.0%
    24,304   First American Treasury                               $     24,304
                                                                   ------------

             TOTAL INVESTMENT SECURITIES -- 95.6%
               (Cost $1,089,675)                                   $  1,139,055

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 4.4%                51,978
                                                                   ------------

             NET ASSETS-- 100.0%                                   $  1,191,033
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2002


1.   ORGANIZATION

The Lake Shore Family of Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated September 3, 1997. The Trust currently offers one series of shares to investors: the Lake Shore Equity Fund (the Fund). The Trust was capitalized on December 23, 1997, when the initial shares of the Fund were purchased at $10.00 per share. The initial public offering of shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Fund seeks long-term growth of capital by investing primarily in common stocks. Dividend and interest income is only an incidental consideration to the Fund's investment objective.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Equity Fund's significant accounting policies:

Security valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 5.26% of the net asset value (or 5.00% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations, which approximate generally accepted accounting principles.

Distributions to shareholders -- The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains, if any, at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2002


proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a highest cost basis. In prior years, the Fund had accounted for securities sold on a specific identification basis. As the Fund carries its securities at market value, this change has no effect on total assets or net decrease in net assets from operations.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax  character  of  distributions  paid for the  following  periods  were as follows:
                                                 Year          Year
                                                Ended         Ended
                                             December 31,  December 31,
                                                 2002          2001
                                              ----------    ----------
          From long-term capital gains        $       --    $    1,581

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

          Cost of portfolio investments                  $  1,089,675
                                                         ============
          Gross unrealized appreciation                  $    128,443
          Gross unrealized depreciation                       (79,063)
                                                         ------------
          Net unrealized appreciation                          49,380
          Capital loss carryforward                          (775,809)
                                                         ------------
          Accumulated deficit                            $   (726,429)
                                                         ============

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2002


As of December 31, 2002, the Fund had capital loss carryforwards for federal income tax purposes of $775,809 of which $753,091 expires December 31, 2009 and $22,718 expires December 31, 2010. These capital loss carryforwards may be utilized in future years to offset net realized gains, if any, prior to distributing such gains to shareholders.

Reclassification of capital accounts - For the year ended December 31, 2002, the Fund reclassified net investment loss of $25,045 to paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on the Fund's net assets or net asset value per share.

3.   INVESTMENT TRANSACTIONS

For the year ended December 31, 2002, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,311,297 and $2,003,059, respectively.

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Lake Shore Fund Group, LLC (the Adviser), of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc. (the Underwriter), the exclusive agent for the distribution of the Fund's shares.

ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

In order to voluntarily reduce operating expenses for the year ended December 31, 2002, the Adviser waived investment advisory fees of $17,954 and agreed to reimburse the Fund for $56,243 of other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, IFS supplies non-investment related administrative and compliance services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from the Fund, based on current asset levels of the Fund, subject to a minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2002


shareholder service functions. For these services, IFS receives a monthly fee from the Fund, based on the number of shareholder accounts, subject to a minimum monthly fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee, based on current asset levels, from the Fund. In addition, the Fund pays certain IFS out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, the Underwriter serves as the exclusive agent for the distribution of the Fund's shares. The Underwriter earned nothing from underwriting commissions on the sale of shares during the year ended December 31, 2002.

PLAN OF DISTRIBUTION
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Underwriter or the Adviser for certain costs related to the distribution of the Fund's shares, not to exceed 0.25% of average daily net assets. For the year ended December 31, 2002, the Fund incurred $4,427 of expenses under the Plan.

                                 JOSEPH DECOSIMO
                                   AND COMPANY
                          CERTIFIED PUBLIC ACCOUNTANTS

             AN OHIO REGISTERED PARTNERSHIP HAVING LIMITED LIABILITY
________________________________________________________________________________
                       Private Companies Practice Section
                      Member AICPA Division for CPA Firms
                              SEC Practice Section


                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of Lake Shore Equity Fund and
The Trustees of the Lake Shore Family of Funds

We have audited the accompanying statement of assets and liabilities of the Lake Shore Equity Fund (one of the funds of the Lake Shore Family of Funds), including the portfolio of investments, as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period ended December 31, 2002 and the period from March 2, 1998 (date of initial public offering of shares) through December 31, 1998. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United State of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lake Shore Equity Fund of the Lake Shore Family of Funds as of December 31, 2002, the results of its operations for the year then ended and changes in its net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended and the period from March 2, 1998 through December 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ Joseph Decosimo and Company, PLL

                                        JOSEPH DECOSIMO AND COMPANY, PLL

Cincinnati, Ohio
January 27, 2003

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                      For the Year Ended December 31, 2002

MANAGEMENT OF THE TRUST (UNAUDITED)

Listed in the charts below is basic information regarding the Trustees and officers of Lake Shore Family of Funds (the "Trust")

INTERESTED TRUSTEES:                                                                               NUMBER OF
                                                                                                   PORTFOLIOS IN  OTHER TRUSTEESHIPS
                              POSITION(S)                                                          FUND COMPLEX   HELD BY TRUSTEE
                              HELD WITH       TERM OF OFFICE1 AND     PRINCIPAL OCCUPATION(S)      OVERSEEN BY    OUTSIDE THE FUND
NAME/ADDRESS/AGE              FUND            LENGTH OF TIME SERVED   DURING LAST 5 YRS            TRUSTEE        COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
Gregory J. Bauer2             Chairman and    Since Inception         Chairman and Managing Director    1         Cambridge
4100 Horizons Drive           Trustee                                 of Cambridge Financial Group,               Financial Group,
Suite 200                                                             Inc., a registered investment               Inc.
Columbus, Ohio 43220                                                  adviser.
Age: 50

1 Each Trustee is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified. 2 Mr. Bauer is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because of his relationship with Lake Shore Fund Group, LLC. Lake Shore Fund Group, LLC, serves as the investment advisor to the Equity Fund.

DISINTERESTED TRUSTEES:
                              POSITION(S)                                                            FUND COMPLEX   HELD BY TRUSTEE
                              HELD WITH       TERM OF OFFICE1 AND     PRINCIPAL OCCUPATION(S)        OVERSEEN BY    OUTSIDE THE FUND
NAME/ADDRESS/AGE              FUND            LENGTH OF TIME SERVED   DURING LAST 5 YRS              TRUSTEE        COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
FRANK G. DOYLE III            Trustee         Since Inception         Owner of Preferred Business        1          N/A
8041 Hosbrook Road                                                    Services, which leases office
Suite 200                                                             space and provides secretarial
Cincinnati, Ohio 45236                                                support to clients, and AD
Age: 58                                                               Mail, a direct mail service
                                                                      company.

FRANCIS A. KOVACS, JR.        Trustee         Since Inception         Partner with Coolidge, Wall,       1          N/A
580 South High Street,                                                Womsley & Lombard Co., LPA, a
3d Floor                                                              law firm.
Columbus, Ohio 43215
Age: 49

JOSEPH P. ROUSE               Trustee         Since Inception         Partner with Keating, Muething     1          N/A
1500 Provident Tower                                                  & Klekamp, P.L.L., a law firm.
One East Fourth Street
Cincinnati, Ohio 45202
Age: 58

RALPH P. SCHWARTZ             Trustee         Since Inception         Owner of Ralph P. Schwartz, CPA    1          N/A
2289 West Centerville Road
Dayton, Ohio 45459
Age: 58

WILLIAM N. STRATMAN           Trustee         Since Inception         President of Exxcite Marketing     1          The Riverfront
7949 Graves Road                                                      Products, a promotional                       Funds, a
Cincinnati, Ohio 45243                                                company, and President of                     registered
Age: 60                                                               Mariners Inn Banquet Halls.                   investment
                                                                                                                    company.

1 Each Trustee is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

PRINCIPAL OFFICERS:                                                                                  NUMBER OF
                              POSITION(S)                                                            FUND COMPLEX   HELD BY TRUSTEE
                              HELD WITH       TERM OF OFFICE1 AND     PRINCIPAL OCCUPATION(S)        OVERSEEN BY    OUTSIDE THE FUND
NAME/ADDRESS/AGE              FUND            LENGTH OF TIME SERVED   DURING LAST 5 YRS              TRUSTEE        COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
EARL V. NEWSOME, JR.2         President       Since Inception         President of Cambridge             N/A        Cambridge
8280 Montgomery Road                                                  Financial Group, Inc., a                      Financial
Suite 302                                                             registered investment adviser.                Group, Inc.
Cincinnati, Ohio 45236
Age: 46

TINA D. HOSKING               Secretary       Since May 1999          Vice President and Managing        N/A        N/A
221 East Fourth Street,                                               Attorney of Integrated Fund
Ste. 300                                                              Services, Inc. and IFS Fund
Cincinnati, OH 45202                                                  Distributors, Inc. Ms. Hosking
Age: 34                                                               also holds similar positions
                                                                      for certain unaffiliated
                                                                      investment companies for which
                                                                      Integrated Fund Services, Inc.
                                                                      serves as administrator.

GREGORY J. BAUER2             Treasurer       Since December 2002     Chairman and Managing Director     N/A        N/A
4100 Horizons Drive                                                   of Cambridge Financial Group,
Suite 200                                                             Inc., a registered investment
Columbus, Ohio 43220                                                  adviser.
Age: 50

1 Each Trustee is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.
2 Mr. Newsome and Mr. Bauer are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended, because of his relationship with Lake Shore Fund Group, LLC. Lake Shore Fund Group, LLC, serves as the investment advisor to the Equity Fund. The Statement of Additional Information contains additional information about the Directors and is available without charge upon request by calling 1-800-266-5566